Biological assets (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Point of harvest amount	$ 47,019	$ 47,023
Initial recognition and changes in fair value of biological assets	(277)	1,151
Amount attributable to price changes	267	2,063
Amount attributable to physical changes	$ (544)	$ (912)
Percentage change in the biological assets measured at level 3	10.00%